UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

            GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

Caesar M.P. Bryan Barbara G. Marcin, CFA Vincent Hugonnard-Roche

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 0.9%, compared with total returns of 1.8% and (3.7)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 1.5%. The Fund’s NAV per share was $6.19, while the price of the publicly traded shares closed at $6.38 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	0.94%	27.91%	(3.98)%	(1.55)%	0.79%
Investment Total Return (c)	1.51	48.81	(3.37)	(1.38)	0.71
CBOE S&P 500 Buy/Write Index	1.83	8.48	9.92	4.36	4.95
Bloomberg Barclays Government/Credit Bond Index	0.40	5.76	3.20	4.83	4.69
Energy Select Sector Index	4.12	18.69	6.29	4.99	6.54
XAU Index	(3.73)	103.24	(12.66)	(3.07)	0.03
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 77.2%
	Energy and Energy Services — 32.3%
131,600	Anadarko Petroleum Corp.(a)	$8,338,176
109,000	Apache Corp.(a)	6,961,830
21,275	Baker Hughes Inc.	1,073,749
395,000	BP plc, ADR(a)	13,888,200
234,000	Cabot Oil & Gas Corp.	6,037,200
50,000	Carrizo Oil & Gas Inc.†	2,031,000
180,000	Cheniere Energy Inc.†	7,848,000
218,000	Chevron Corp.(a)	22,436,560
31,000	Concho Resources Inc.†	4,257,850
121,500	ConocoPhillips(a)	5,281,605
26,000	Continental Resources Inc.†	1,350,960
120,000	Devon Energy Corp.(a)	5,293,200
101,000	Diamondback Energy Inc.†(a)	9,750,540
155,000	Encana Corp.	1,622,850
450,000	Eni SpA	6,480,639
102,500	EOG Resources Inc.	9,912,775
450,000	Exxon Mobil Corp.(a)	39,276,000
90,000	FMC Technologies Inc.†	2,670,300
231,000	Halliburton Co.	10,367,280
72,000	Hess Corp.(a)	3,860,640
350,000	Kinder Morgan Inc.	8,095,499
150,000	Marathon Petroleum Corp.(a)	6,088,500
40,000	Newfield Exploration Co.†	1,738,400
79,854	Noble Energy Inc.	2,853,983
76,900	Occidental Petroleum Corp.(a)	5,607,548
80,000	Patterson-UTI Energy Inc.	1,789,600
75,000	Phillips 66	6,041,250
84,000	Pioneer Natural Resources Co.(a)	15,594,600
75,000	Plains GP Holdings LP, Cl. A	970,500
880,000	Royal Dutch Shell plc, Cl. A	21,831,190
329,966	Schlumberger Ltd.(a)	25,948,526
190,000	Suncor Energy Inc.(a)	5,278,201
80,900	Sunoco LP	2,346,909
205,000	The Williams Companies Inc.(a)	6,299,650
277,500	Total SA, ADR	13,236,750
75,000	Valero Energy Corp.	3,975,000
150,000	Whiting Petroleum Corp.†	1,311,000

		297,746,460

	Exchange Traded Funds — 2.6%
108,000	SPDR Gold Shares†	13,569,120
930,000	United States Oil Fund LP†	10,164,900

		23,734,020

	Metals and Mining — 42.3%
925,000	Acacia Mining plc	5,964,687
760,000	Agnico Eagle Mines Ltd.(a)	41,176,800
850,000	Alacer Gold Corp.†	2,125,081
2,707,045	Alamos Gold Inc., Cl. A(a)	22,197,769
327,000	AngloGold Ashanti Ltd., ADR†(a)	5,205,840
879,180	Antofagasta plc	5,971,204

Shares		Market Value

1,086,656	AuRico Metals Inc.†	$902,820
710,000	Barrick Gold Corp.(a)	12,581,200
1,656,000	Centerra Gold Inc.	9,075,529
1,202,400	Detour Gold Corp.†	26,156,863
2,129,800	Eldorado Gold Corp.†(a)	8,370,114
457,000	Franco-Nevada Corp.	31,930,590
6,636	Fresnillo plc	156,026
1,433,800	Gold Fields Ltd., ADR	6,953,930
1,150,000	Goldcorp Inc.(a)	18,998,000
1,870,000	Harmony Gold Mining Co. Ltd., ADR	6,526,300
665,500	IAMGOLD Corp.†	2,695,275
740,000	Klondex Mines Ltd.†	4,252,906
40,000	Labrador Iron Ore Royalty Corp.	423,797
304,725	Newcrest Mining Ltd.	5,140,711
470,000	Newmont Mining Corp.(a)	18,466,300
1,804,200	OceanaGold Corp.	5,418,307
381,700	Osisko Gold Royalties Ltd.	4,177,912
850,000	Perseus Mining Ltd.†	343,382
540,000	Randgold Resources Ltd., ADR(a)	54,037,799
311,000	Rio Tinto plc, ADR(a)	10,387,400
568,977	Royal Gold Inc.(a)	44,055,889
2,954,500	Saracen Mineral Holdings Ltd.†	3,256,171
250,000	SEMAFO Inc.†	1,040,436
507,800	Silver Wheaton Corp.(a)	13,725,834
800,000	Tahoe Resources Inc.(a)	10,264,000
367,600	Torex Gold Resources Inc.†	7,951,895
13,000	US Silica Holdings Inc.	605,280

		390,536,047

	TOTAL COMMON STOCKS	712,016,527

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
82,300	Kinder Morgan Inc., 9.75%, Ser. A	4,120,761

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 1.1%
	Energy and Utilities — 0.2%
$ 1,650,000	Chesapeake Energy Corp., 5.500%, 09/15/26	1,650,000

	Metals and Mining — 0.9%
1,600,000	B2Gold Corp., 3.250%, 10/01/18	1,660,000
4,800,000	Detour Gold Corp., 5.500%, 11/30/17	4,995,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Principal Amount				Market Value
		CONVERTIBLE CORPORATE BONDS (Continued)
		Metals and Mining (Continued)
$1,500,000	(b)	Wesdome Gold Inc., 7.000%, 05/24/17(c)(d)		$1,379,172

				8,034,172

		TOTAL CONVERTIBLE CORPORATE BONDS		9,684,172

		CORPORATE BONDS — 2.1%
		Energy and Energy Services — 0.4%
1,250,000		Chesapeake Energy Corp., 6.625%, 08/15/20		1,182,813
1,000,000		CONSOL Energy Inc., 5.875%, 04/15/22		925,000
1,000,000		The Williams Companies Inc., 7.875%, 09/01/21		1,162,500

				3,270,313

		Metals and Mining — 1.7%
5,000,000		AuRico Gold Inc., 7.750%, 04/01/20(c)		5,200,000
2,000,000		Cia Minera Ares SAC, 7.750%, 01/23/21(c)(d)		2,150,000
2,000,000		Freeport-McMoRan Inc., 3.550%, 03/01/22		1,830,000
2,500,000		Gold Fields Orogen Holdings (BVI) Ltd., 4.875%, 10/07/20(c)		2,543,249
4,000,000		IAMGOLD Corp., 6.750%, 10/01/20(c)		3,935,000
600,000		Kirkland Lake Gold Inc., 7.500%, 12/31/17		484,148

				16,142,397

		TOTAL CORPORATE BONDS		19,412,710

		U.S. GOVERNMENT OBLIGATIONS — 19.2%
177,615,000		U.S. Treasury Bills, 0.095% to 0.501%††, 10/13/16 to 03/23/17(e)		177,457,476

		TOTAL INVESTMENTS — 100.0% (Cost $985,102,256)		$922,691,646

		Aggregate tax cost		$1,050,190,779

		Gross unrealized appreciation		$18,931,877
		Gross unrealized depreciation		(146,431,010)

		Net unrealized appreciation/depreciation		$(127,499,133)

Number of Contracts			Expiration Date/ Exercise Price	Market Value
		OPTIONS CONTRACTS WRITTEN (f) — (5.6)%
		Call Options Written — (5.5)%
700		Agnico Eagle Mines Ltd.	Oct. 16/50	$330,750
1,200		Agnico Eagle Mines Ltd.	Oct. 16/55	190,800
1,200		Agnico Eagle Mines Ltd.	Nov. 16/50	699,000
2,000		Agnico Eagle Mines Ltd.	Nov. 16/55	610,000
1,500		Agnico Eagle Mines Ltd.	Dec. 16/55	652,365
1,000		Agnico Eagle Mines Ltd.	Jan. 17/35	2,012,500
4,250		Alacer Gold Corp.(g)	Oct. 16/4	14,578

Number of Contracts		Expiration Date/ Exercise Price	Market Value

4,250	Alacer Gold Corp.(g)	Jan. 17/4	$89,085
8,070	Alamos Gold Inc.	Oct. 16/7	1,099,053
9,000	Alamos Gold Inc.	Nov. 16/8	802,260
10,000	Alamos Gold Inc.	Dec. 16/7.50	1,500,000
516	Anadarko Petroleum Corp.	Nov. 16/52.50	592,110
400	Anadarko Petroleum Corp.	Dec. 16/55	373,500
500	AngloGold Ashanti Ltd., ADR	Oct. 16/16	36,250
500	AngloGold Ashanti Ltd., ADR	Oct. 16/16	78,490
590	AngloGold Ashanti Ltd., ADR	Oct. 16/18	10,325
500	AngloGold Ashanti Ltd., ADR	Nov. 16/16	60,000
590	AngloGold Ashanti Ltd., ADR	Nov. 16/18	30,975
590	AngloGold Ashanti Ltd., ADR	Dec. 16/15	126,384
286	Antofagasta plc(h)	Oct. 16/560	20,425
300	Antofagasta plc(h)	Nov. 16/560	51,872
293	Antofagasta plc(h)	Dec. 16/480	232,723
230	Apache Corp.	Oct. 16/55	212,290
400	Apache Corp.	Oct. 16/55	343,000
230	Apache Corp.	Oct. 16/57.50	158,700
230	Apache Corp.	Nov. 16/57.50	173,650
400	Apache Corp.	Dec. 16/55	405,192
4,050	B2Gold Corp.	Oct. 18/3.93	296,784
212	Baker Hughes Inc.	Oct. 16/46	100,170
2,000	Barrick Gold Corp.	Oct. 16/18	116,000
2,000	Barrick Gold Corp.	Nov. 16/18	210,000
1,200	Barrick Gold Corp.	Dec. 16/18	157,200
1,900	Barrick Gold Corp.	Dec. 16/19	180,500
1,300	BP plc, ADR	Oct. 16/35	114,400
1,300	BP plc, ADR	Nov. 16/35	153,400
1,300	BP plc, ADR	Dec. 16/34	258,700
780	Cabot Oil & Gas Corp.	Oct. 16/24	152,880
780	Cabot Oil & Gas Corp.	Nov. 16/24	200,460
780	Cabot Oil & Gas Corp.	Dec. 16/24	201,388
220	Carrizo Oil & Gas Inc.	Oct. 16/40	52,800
170	Carrizo Oil & Gas Inc.	Nov. 16/35	113,050
110	Carrizo Oil & Gas Inc.	Dec. 16/37.50	55,520
3,672	Centerra Gold Inc.(g)	Oct. 16/7	111,955
1,180	Centerra Gold Inc.(g)	Oct. 16/8	5,846
2,000	Centerra Gold Inc.(g)	Oct. 16/9	7,622
1,040	Centerra Gold Inc.(g)	Nov. 16/8	19,818
4,000	Centerra Gold Inc.(g)	Nov. 16/9	33,538
668	Centerra Gold Inc.(g)	Dec. 16/8	17,821
4,000	Centerra Gold Inc.(g)	Jan. 17/8	152,445
400	Cheniere Energy Inc.	Oct. 16/45	36,800
800	Cheniere Energy Inc.	Nov. 16/44	174,712
300	Cheniere Energy Inc.	Nov. 16/45	55,200
300	Cheniere Energy Inc.	Dec. 16/40	147,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
700	Chevron Corp.	Oct. 16/105	$55,300
780	Chevron Corp.	Nov. 16/105	134,160
700	Chevron Corp.	Dec. 16/100	374,500
90	Concho Resources Inc.	Oct. 16/120	159,750
120	Concho Resources Inc.	Nov. 16/135	98,400
100	Concho Resources Inc.	Dec. 16/115	229,200
355	ConocoPhillips	Oct. 16/44	29,110
405	ConocoPhillips	Nov. 16/42	114,615
500	ConocoPhillips	Nov. 16/44	87,000
260	Continental Resources Inc.	Jan. 17/22.50	781,300
2,000	Detour Gold Corp.(g)	Nov. 16/28	354,434
1,000	Detour Gold Corp.(g)	Nov. 16/30	106,330
3,000	Detour Gold Corp.(g)	Nov. 16/34	99,470
4,000	Detour Gold Corp.(g)	Dec. 16/28	853,691
2,000	Detour Gold Corp.(g)	Jan. 17/17	1,791,227
400	Devon Energy Corp.	Oct. 16/39	196,000
400	Devon Energy Corp.	Nov. 16/42	158,800
400	Devon Energy Corp.	Dec. 16/42	182,000
410	Diamondback Energy Inc.	Oct. 16/95	131,200
200	Diamondback Energy Inc.	Nov. 16/95	127,800
400	Diamondback Energy Inc.	Dec. 16/90	424,000
13,000	Eldorado Gold Corp.	Oct. 16/5.50	32,500
12,500	Eldorado Gold Corp.	Nov. 16/4	437,500
6,000	Eldorado Gold Corp.	Dec. 16/4.50	159,060
450	Encana Corp.	Oct. 16/10	38,250
500	Encana Corp.	Nov. 16/10	55,000
600	Encana Corp.	Dec. 16/10	67,986
200	Eni SpA(i)	Oct. 16/15	90
200	Eni SpA(i)	Nov. 16/13.50	25,253
500	Eni SpA(i)	Dec. 16/13.50	102,787
75	EOG Resources Inc.	Oct. 16/82.50	103,050
290	EOG Resources Inc.	Oct. 16/87.50	254,330
290	EOG Resources Inc.	Nov. 16/87.50	313,200
365	EOG Resources Inc.	Dec. 16/85	468,113
1,300	Exxon Mobil Corp.	Oct. 16/90	49,400
1,400	Exxon Mobil Corp.	Nov. 16/90	130,200
1,300	Exxon Mobil Corp.	Dec. 16/87.50	331,500
500	Exxon Mobil Corp.	Dec. 16/85	205,000
300	FMC Technologies Inc.	Oct. 16/31	18,000
300	FMC Technologies Inc.	Nov. 16/30	43,200
300	FMC Technologies Inc.	Dec. 16/30	53,250
400	Franco-Nevada Corp.	Oct. 16/70	96,000
1,000	Franco-Nevada Corp.	Oct. 16/75	65,000
1,400	Franco-Nevada Corp.	Nov. 16/75	997,402
885	Franco-Nevada Corp.	Dec. 16/65	705,743
885	Franco-Nevada Corp.	Dec. 16/70	443,925
638	Gold Fields Ltd., ADR	Nov. 16/5.75	11,714
3,000	Gold Fields Ltd., ADR	Dec. 16/5.50	99,810
200	Gold Fields Ltd., ADR	Jan. 17/3	39,100
5,500	Gold Fields Ltd., ADR	Jan. 17/4	649,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

5,000	Gold Fields Ltd., ADR	Jan. 17/5	$285,000
2,875	Goldcorp Inc.	Oct. 16/17	120,750
1,125	Goldcorp Inc.	Oct. 16/18	20,250
6,000	Goldcorp Inc.	Nov. 16/19	234,000
2,000	Goldcorp Inc.	Dec. 16/17	244,540
2,000	Goldcorp Inc.	Dec. 16/18	170,120
770	Halliburton Co.	Oct. 16/45	97,020
770	Halliburton Co.	Nov. 16/45	147,840
770	Halliburton Co.	Dec. 16/42.50	265,604
7,000	Harmony Gold Mining Co. Ltd., ADR	Nov. 16/4	87,500
4,700	Harmony Gold Mining Co. Ltd., ADR	Dec. 16/3	337,131
7,000	Harmony Gold Mining Co., Ltd., ADR	Oct. 16/3.50	147,000
240	Hess Corp.	Oct. 16/57.50	15,120
240	Hess Corp.	Nov. 16/55	66,000
240	Hess Corp.	Dec. 16/50	144,000
3,000	IAMGOLD Corp.	Oct. 16/5	15,000
1,300	IAMGOLD Corp.	Nov. 16/5	18,200
2,355	IAMGOLD Corp.	Dec. 16/4.50	70,650
500	Kinder Morgan Inc.	Oct. 16/20	142,570
500	Kinder Morgan Inc.	Oct. 16/20	159,000
1,000	Kinder Morgan Inc.	Nov. 16/21	217,290
1,500	Kinder Morgan Inc.	Dec. 16/20	525,000
1,800	Klondex Mines Ltd.(g)	Oct. 16/8	21,952
1,800	Klondex Mines Ltd.(g)	Nov. 16/8	48,020
3,800	Klondex Mines Ltd.(g)	Dec. 16/8	137,581
750	Marathon Petroleum Corp.	Oct. 16/42.50	53,250
750	Marathon Petroleum Corp.	Nov. 16/42	97,493
3,080	Newcrest Mining Ltd.(j)	Nov. 16/24	162,275
100	Newfield Exploration Co.	Oct. 16/45	8,700
100	Newfield Exploration Co.	Nov. 16/45	18,500
200	Newfield Exploration Co.	Dec. 16/42	82,000
1,000	Newmont Mining Corp.	Nov. 16/38	340,000
2,000	Newmont Mining Corp.	Nov. 16/42	262,000
1,700	Newmont Mining Corp.	Oct. 16/42	88,400
400	Noble Energy Inc.	Oct. 16/35	62,000
400	Noble Energy Inc.	Nov. 16/35	78,000
260	Occidental Petroleum Corp.	Oct. 16/77.50	5,720
249	Occidental Petroleum Corp.	Nov. 16/75	40,587
260	Occidental Petroleum Corp.	Dec. 16/77.50	27,479
2,200	OceanaGold Corp.(g)	Oct. 16/5	5,123
2,200	OceanaGold Corp.(g)	Nov. 16/5	17,783
6,000	OceanaGold Corp.(g)	Dec. 16/4.50	171,500
2,500	Osisko Gold Royalties Ltd.(g)	Oct. 16/18	5,717
317	Osisko Gold Royalties Ltd.(g)	Nov. 16/17	3,020

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
1,000	Osisko Gold Royalties Ltd.(g)	Dec. 16/15	$53,356
265	Patterson-UTI Energy Inc.	Oct. 16/19	85,595
35	Patterson-UTI Energy Inc.	Oct. 16/20	9,188
500	Patterson-UTI Energy Inc.	Nov. 16/20	152,500
250	Phillips 66	Oct. 16/80	50,000
250	Phillips 66	Nov. 16/80	77,500
250	Phillips 66	Dec. 16/80	73,213
150	Pioneer Natural Resources Co.	Oct. 16/160	393,000
120	Pioneer Natural Resources Co.	Oct. 16/175	150,600
270	Pioneer Natural Resources Co.	Nov. 16/175	422,550
300	Pioneer Natural Resources Co.	Dec. 16/165	774,000
250	Plains GP Holdings LP	Oct. 16/12	27,500
250	Plains GP Holdings LP	Nov. 16/12	32,500
250	Plains GP Holdings LP	Dec. 16/12	35,869
425	Randgold Resources Ltd., ADR	Oct. 16/90	471,750
1,375	Randgold Resources Ltd., ADR	Oct. 16/100	453,750
1,000	Randgold Resources Ltd., ADR	Nov. 16/100	530,000
1,000	Randgold Resources Ltd., ADR	Nov. 16/105	340,000
1,200	Randgold Resources Ltd., ADR	Dec. 16/90	1,554,000
400	Randgold Resources Ltd., ADR	Dec. 16/97.50	360,000
1,110	Rio Tinto plc, ADR	Oct. 16/32.50	177,600
1,000	Rio Tinto plc, ADR	Nov. 16/32.50	212,000
1,000	Rio Tinto plc, ADR	Nov. 16/35	97,000
1,000	Rio Tinto plc, ADR	Dec. 16/32.50	255,000
260	Royal Dutch Shell plc(h)	Oct. 16/2000	37,946
260	Royal Dutch Shell plc(h)	Nov. 16/1900	201,558
360	Royal Dutch Shell plc(h)	Dec. 16/1800	647,003
2,586	Royal Gold Inc.	Oct. 16/70	2,185,170
550	Royal Gold Inc.	Nov. 16/70	511,500
554	Royal Gold Inc.	Nov. 16/75	393,340
1,000	Royal Gold Inc.	Dec. 16/77.50	678,700
1,000	Royal Gold Inc.	Dec. 16/87.50	289,450
1,100	Schlumberger Ltd.	Oct. 16/78	236,500
900	Schlumberger Ltd.	Nov. 16/80	172,800
1,800	Silver Wheaton Corp.	Oct. 16/27	201,600
2,479	Silver Wheaton Corp.	Dec. 16/19	2,156,730
799	Silver Wheaton Corp.	Jan. 17/22	467,415
360	State Street Corp.	Oct. 16/128	23,400
360	State Street Corp.	Nov. 16/128	61,200

Number of Contracts		Expiration Date/ Exercise Price	Market Value

360	State Street Corp.	Dec. 16/128	$83,160
1,000	Suncor Energy Inc.	Oct. 16/28	56,000
635	Suncor Energy Inc.	Nov. 16/26	147,320
265	Suncor Energy Inc.	Dec. 16/27	47,170
200	Sunoco LP	Oct. 16/32.50	1,500
59	Sunoco LP	Oct. 16/35	295
350	Sunoco LP	Nov. 16/30	16,800
200	Sunoco LP	Dec. 16/32.50	5,800
4,000	Tahoe Resources Inc.	Oct. 16/5	120,000
4,000	Tahoe Resources Inc.	Oct. 16/15	50,000
2,000	Tahoe Resources Inc.	Dec. 16/15	80,000
683	The Williams Companies Inc.	Oct. 16/26	319,303
680	The Williams Companies Inc.	Nov. 16/28	234,600
1,500	Torex Gold Resources Inc.(g)	Nov. 16/34	74,317
1,500	Torex Gold Resources Inc.(g)	Dec. 16/35	91,467
200	Total SA, ADR	Oct. 16/47.50	26,000
725	Total SA, ADR	Oct. 16/50	14,500
220	Total SA, ADR	Nov. 16/47.50	37,840
400	Total SA, ADR	Nov. 16/49	44,836
300	Total SA, ADR	Nov. 16/50	20,700
930	Total SA, ADR	Dec. 16/47.50	182,280
2,800	United States Commodities Fund LLC	Oct. 16/12	19,600
3,400	United States Commodities Fund LLC	Nov. 16/12	78,200
3,100	United States Commodities Fund LLC	Dec. 16/11.50	161,200
130	US Silica Holdings Inc.	Nov. 16/40	86,797
300	Valero Energy Corp.	Oct. 16/52.50	51,300
300	Valero Energy Corp.	Dec. 16/60	14,700
2,500	Van Eck Associates Corp.	Oct. 16/27.50	145,000
2,500	Van Eck Associates Corp.	Nov. 16/27.50	328,500
2,500	Van Eck Associates Corp.	Dec. 16/25	720,000
1,000	Weatherford International plc	Nov. 16/8	4,000
750	Whiting Petroleum Corp.	Nov. 16/9	69,000
750	Whiting Petroleum Corp.	Dec. 16/10	56,250
687	The Williams Companies Inc.	Dec. 16/34	64,578

	TOTAL CALL OPTIONS WRITTEN (Premiums received $51,899,882)		50,288,417

	Put Options Written — (0.1)%
300	Agnico Eagle Mines Ltd.	Nov. 16/52.50	68,600
10,000	Alamos Gold Inc.	Dec. 16/2.50	50,000
5,000	BTG US	Jan. 17/2.50	175,000
1,000	Centerra Gold Inc.(g)	Jan. 17/6	28,583
500	Exxon Mobil Corp.	Oct. 16/80	6,000
1,000	Franco-Nevada Corp.	Oct. 16/50	10,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Put Options Written (Continued)
500	Franco-Nevada Corp.	Oct. 16/65	$30,000
5,000	IAMGOLD Corp.	Jan. 17/2.50	25,000
1,800	Newcrest Mining Ltd.(j)	Sep. 16/10	0
500	Randgold Resources Ltd., ADR	Dec. 16/100	327,500
250	Royal Gold Inc.	Jan. 17/22.50	1,250
200	Schlumberger Ltd.	Nov. 16/78	48,364
1,100	Schlumberger Ltd.	Dec. 16/78	302,698
500	State Street Corp.	Oct. 16/125	56,000
500	United States Commodities
	Fund LLC	Oct. 16/10	4,500
2,000	Van Eck Associates Corp.	Oct. 16/24	40,000
800	Van Eck Associates Corp.	Dec. 16/22	32,000
400	Van Eck Associates Corp.	Dec. 16/23	24,400

	TOTAL PUT OPTIONS WRITTEN (Premiums received $2,870,128)		1,229,895

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $54,770,010)		$51,518,312

(a)	Securities, or a portion thereof, with a value of $310,572,665 were deposited with the broker as collateral for options written.
(b)	Principal amount denoted in Canadian Dollars.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of Rule 144A securities amounted to $15,207,421 or 1.65% of total investments.

(d)

At September 30, 2016, the Fund held investments in restricted and illiquid securities amounting to $3,529,172 or 0.38% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	09/30/16 Carrying Value Per Bond
$1,500,000(b)	Wesdome Gold Inc. 7.00%, 05/24/17	05/18/12	$1,473,645	$919.4480
2,000,000	Cia Minera Ares SAC. 7.750%, 01/23/21	03/18/16- 03/31/16	1,981,837	1,075.0000
(e)	At September 30, 2016, $65,450,000 of the principal amount was pledged as collateral for options written.
(f)	At September 30, 2016, the Fund had written over-the-counter Option Contracts with Pershing LLC, Morgan Stanley, and The Goldman Sachs Group, Inc.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in British pence.
(i)	Exercise price denoted in Euros.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
United States	52.5%	$484,650,143
Canada	26.9	248,019,498
Europe	14.3	131,953,896
Latin America	3.3	30,641,776
South Africa	2.0	18,686,070
Asia/Pacific Rim	1.0	8,740,263

Total Investments	100.0%	$922,691,646

Short Positions
United States	(5.0)%	$(45,720,099)
Canada	(0.5)	(4,316,281)
Europe	(0.1)	(1,319,657)
Asia/Pacific Rim	(0.0)	(162,275)

Total Investments	(5.6)%	$(51,518,312)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$385,395,336	$ 5,140,711	$390,536,047
Other (a)	321,480,480	—	321,480,480
Total Common Stocks	706,875,816	5,140,711	712,016,527
Convertible Preferred Stocks (a)	4,120,761	—	4,120,761
Convertible Corporate Bonds (a)	—	9,684,172	9,684,172
Corporate Bonds (a)	—	19,412,710	19,412,710
U.S. Government Obligations	—	177,457,476	177,457,476
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$710,996,577	$211,695,069	$922,691,646
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (19,155,030)	$ (31,133,387)	$ (50,288,417)
Put Options Written	(520,400)	(709,495)	(1,229,895)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (19,675,430)	$ (31,842,882)	$ (51,518,312)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2016, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

that such call options are used in equivalent transactions. Option positions at September 30, 2016 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GGN Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.